Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes compensation information for key management personnel:

($ millions)	2021	2020	2019
Cash and other compensation	19.3	12.8	12.5
Post-employment benefits	0.9	1.1	0.9
Equity-based compensation	20.9	9.2	10.7
Total	41.1	23.1	24.1
The following table summarizes amounts for the year ended December 31, 2019:

($ millions)	2019 (1)
Contract manufacturing revenues from former parent	47
Purchases from former parent	19
(1)    Activity presented strictly relates to the period during which Novartis was a related party (up to April 9, 2019).